General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expenses
Occupancy expenses	SFr 990	SFr 855	SFr 935
IT, machinery, etc.	1,066	926	1,005
Provisions and losses	639	433	697
Travel and entertainment	303	310	299
Professional services	3,132	2,991	3,019
Amortization and impairment of other intangible assets	10	9	9
Other	1,448	1,544	1,449
General and administrative expenses	7,588	7,068	SFr 7,413
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr 10	SFr 32